Share-Based Payments - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	8,002,398	8,002,398			6,922,172	6,922,172
Option exercisable, granted	0	0
Option exercisable, exercised	0	0
Option exercisable, forfeited or expired	0	0
Option exercisable, ending balance	7,566,679	7,566,679	8,002,398	8,002,398
Weighted- average exercise price per share, beginning balance | €	€ 25.28				€ 26.30
Weighted- average exercise price per share, granted | €	0
Weighted- average exercise price per share, exercised | €	0
Weighted- average exercise price per share, forfeited or expired | €	0
Weighted- average exercise price per share, ending balance | €	€ 24.78		€ 25.28
Option outstanding, beginning balance	9,486,657	9,486,657			9,672,382	9,672,382
Option outstanding, granted	1,031,235	1,031,235	479,000	479,000
Option outstanding, exercised	(253,494)	(253,494)	(291,053)	(291,053)
Option outstanding, forfeited or expired	(1,104,604)	(1,104,604)	(373,672)	(373,672)
Option outstanding, ending balance	9,159,794	9,159,794	9,486,657	9,486,657
Weighted average exercise price per share, beginning balance | €	€ 23.97				€ 24.22
Weighted average exercise price per share, granted | €	18.76		€ 12.54
Weighted average exercise price per share, exercised | €	18.49		17.86
Weighted average exercise price per share, forfeited or expired | €	24.27		20.61
Weighted average exercise price per share, ending balance | €	€ 23.50		€ 23.97
Remaining Average Useful Life	5.3y	5.3y	5.9y	5.9y	6.8y	6.8y
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	2,347,665	2,347,665			1,789,567	1,789,567
Option exercisable, granted	0	0	0	0
Option exercisable, exercised	0	0	0	0
Option exercisable, forfeited or expired	0	0	0	0
Option exercisable, ending balance	2,789,110	2,789,110	2,347,665	2,347,665
Weighted- average exercise price per share, beginning balance | $		$ 10.15				$ 8.73
Weighted- average exercise price per share, granted | $		0		$ 0
Weighted- average exercise price per share, exercised | $		0		0
Weighted- average exercise price per share, forfeited or expired | $		0		0
Weighted- average exercise price per share, ending balance | $		$ 10.23		$ 10.15
Option outstanding, beginning balance	4,621,173	4,621,173			4,481,359	4,481,359
Option outstanding, granted	774,959	774,959	887,765	887,765
Option outstanding, exercised	(61,372)	(61,372)	(58,575)	(58,575)
Option outstanding, forfeited or expired	(676,335)	(676,335)	(689,376)	(689,376)
Option outstanding, ending balance	4,658,425	4,658,425	4,621,173	4,621,173
Weighted average exercise price per share, beginning balance | $		$ 10.30				$ 11.73
Weighted average exercise price per share, granted | $		5.20		$ 4.67
Weighted average exercise price per share, exercised | $		3.70		3.60
Weighted average exercise price per share, forfeited or expired | $		10.75		12.89
Weighted average exercise price per share, ending balance | $		$ 9.47		$ 10.30
Remaining Average Useful Life	5.6y	5.6y	6.2y	6.2y	6.8y	6.8y